Other current liabilities - Summary of other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities
Loan note	€ 40,779
Due to related companies	37,553	€ 23,504
Payroll and employee benefits payables	17,618	21,222
Accrued expenses	16,528	17,809
Tax payables	7,372	11,069
Customer advances	5,190	4,140
Warrant liabilities	273	1,223
Financing fund		51,874
Other	8,704	8,179
Total other current liabilities	€ 134,017	€ 139,020